CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIALSTATEMENTS
Schedule of Correction of previously issued misstated unaudited condensed consolidated financial statements

	For the Six Months Ended June 30, 2023
	As Previously
	Reported	Adjustment	As Revised
Statements of operations
Revenues	$1,470,439	$(1,361,656)	$108,783
Gross profit (loss)	$1,175,844	$(1,361,656)	$(185,812)
Provision for (reversal of provisions) for doubtful accounts	$(563,896)	$1,361,656	$797,760
Total operating expenses	$(1,812,649)	$1,361,656	$(450,993)